Annual Total Returns (Vanguard Target Retirement 2015 Fund - Investor Shares Retail) (Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2015 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2013
Vanguard Target Retirement 2015 Fund | Vanguard Target Retirement 2015 Fund - Investor Shares
Annual Total Return
2013	13.00%
2012	11.37%
2011	1.71%
2010	12.47%
2009	21.30%
2008	(24.06%)
2007	7.55%
2006	11.42%
2005	4.94%
2004	9.04%